Finance Costs and Unwinding of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, corporate notes, bank loans and other	$ 128	$ 132	$ 148
Amortisation of fees	7	4	4
Finance lease charges	5	6	6
Total finance costs	140	142	158
Unwinding of obligations	38	27	22
Total finance costs and unwinding of obligations (note 30 and 34)	$ 178	$ 169	$ 180